Note 8 - Stockholders' Equity (Details) - Common Stock Warrants (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock Warrants [Abstract]
Outstanding			13,327,115	12,136,865	8,763,836	1,922,944
Outstanding (in Dollars per Item)	1.20	1.10		1.33	0.95	0.43
Expired				(41,666)
Expired (in Dollars per share)				$ 1.00
Issued	4,600,842	2,727,274	1,190,250	4,643,842	7,652,071
Issued (in Dollars per share)	$ 1.75	$ 1.45	$ 1.75	$ 1.75	$ 1.05
Shares withheld on net settled exercises				(101,318)	(186,347)
Shares withheld on net settled exercises (in Dollars per share)				$ 0.85	$ 0.70
Exercised				(1,127,829)	(624,832)
Exercised (in Dollars per share)				$ 0.08	$ 0.67